UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21574
Investment Company Act File Number
Eaton Vance Floating Rate Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
May 31
Date of Fiscal Year End
August 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Income Trust	as of August 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 140.8%(1)

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 2.8%
	Booz Allen Hamilton, Inc.
547	Term Loan, 6.00%, Maturing July 31, 2015	$548,413
	CACI International, Inc.
1,256	Term Loan, 1.78%, Maturing May 3, 2011	1,252,211
	DAE Aviation Holdings, Inc.
937	Term Loan, 4.23%, Maturing July 31, 2014	851,406
965	Term Loan, 4.23%, Maturing July 31, 2014	876,996
	Delos Aircraft, Inc.
700	Term Loan, 7.00%, Maturing March 17, 2016	706,271
	Evergreen International Aviation
1,379	Term Loan, 10.50%, Maturing October 31, 2011(2)	1,314,012
	Hawker Beechcraft Acquisition
4,418	Term Loan, 2.33%, Maturing March 26, 2014	3,540,790
263	Term Loan, 2.63%, Maturing March 26, 2014	211,138
	IAP Worldwide Services, Inc.
915	Term Loan, 9.25%, Maturing December 30, 2012(2)	889,449
	International Lease Finance Co.
950	Term Loan, 6.75%, Maturing March 17, 2015	960,291
	Spirit AeroSystems, Inc.
1,253	Term Loan, 2.28%, Maturing September 30, 2013	1,224,276
	TransDigm, Inc.
1,800	Term Loan, 2.54%, Maturing June 23, 2013	1,756,608
	Triumph Group, Inc.
650	Term Loan, 4.50%, Maturing June 16, 2016	653,656
	Wesco Aircraft Hardware Corp.
1,122	Term Loan, 2.52%, Maturing September 30, 2013	1,090,695

		$15,876,212

Air Transport — 0.3%
	Delta Air Lines, Inc.
742	Term Loan, 2.00%, Maturing April 30, 2012	$713,581
1,310	Term Loan-Second Lien, 3.53%, Maturing April 30, 2014	1,211,287

		$1,924,868

Automotive — 5.7%
	Adesa, Inc.
4,178	Term Loan, 3.02%, Maturing October 18, 2013	$4,036,648
	Allison Transmission, Inc.
1,840	Term Loan, 3.04%, Maturing August 7, 2014	1,701,489
	Autotrader.com, Inc.
1,250	Term Loan, 6.00%, Maturing June 14, 2016	1,253,906
	Dayco Products, LLC
460	Term Loan, 10.50%, Maturing May 13, 2014	451,413
70	Term Loan, 12.50%, Maturing November 13, 2014(2)	60,407
	Federal-Mogul Corp.
3,619	Term Loan, 2.23%, Maturing December 29, 2014	3,160,537
2,246	Term Loan, 2.21%, Maturing December 28, 2015	1,961,942
	Ford Motor Co.
4,088	Term Loan, 3.03%, Maturing December 16, 2013	3,947,233
	Goodyear Tire & Rubber Co.
7,175	Term Loan-Second Lien, 2.24%, Maturing April 30, 2014	6,673,869
	HHI Holdings, LLC
988	Term Loan, 10.50%, Maturing March 30, 2015	994,906

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Keystone Automotive Operations, Inc.
1,407	Term Loan, 3.98%, Maturing January 12, 2012	$1,160,672
	LKQ Corp. U.S.
1,044	Term Loan, 2.53%, Maturing October 12, 2013	1,028,209
	TI Automotive, Ltd.
2,000	Term Loan, Maturing July 1, 2016(3)	2,005,000
	TriMas Corp.
175	Term Loan, 6.00%, Maturing August 2, 2011	171,938
2,072	Term Loan, 6.00%, Maturing December 15, 2015	2,035,741
	United Components, Inc.
1,071	Term Loan, 2.34%, Maturing June 29, 2012	1,025,967

		$31,669,877

Beverage and Tobacco — 0.2%
	Van Houtte, Inc.
113	Term Loan, 3.03%, Maturing July 19, 2014	$109,750
827	Term Loan, 3.03%, Maturing July 19, 2014	804,830

		$914,580

Building and Development — 1.9%
	Beacon Sales Acquisition, Inc.
1,177	Term Loan, 2.44%, Maturing September 30, 2013	$1,109,846
	Brickman Group Holdings, Inc.
763	Term Loan, 2.53%, Maturing January 23, 2014	724,933
	Forestar USA Real Estate Group, Inc.
268	Revolving Loan, 0.84%, Maturing December 1, 2010(4)	238,552
2,457	Term Loan, 6.50%, Maturing December 1, 2010	2,309,490
	Metroflag BP, LLC
500	Term Loan-Second Lien, 0.00%, Maturing July 6, 2009(5)(6)	0
	NCI Building Systems, Inc.
173	Term Loan, 8.00%, Maturing April 18, 2014	169,614
	November 2005 Land Investors, LLC
305	Term Loan, 0.00%, Maturing May 9, 2011(7)	59,444
	Panolam Industries Holdings, Inc.
1,762	Term Loan, 8.25%, Maturing December 31, 2013	1,651,744
	Re/Max International, Inc.
2,170	Term Loan, 5.50%, Maturing March 11, 2016	2,169,563
	Realogy Corp.
202	Term Loan, 3.26%, Maturing October 10, 2013	175,478
670	Term Loan, 3.30%, Maturing October 10, 2013	582,101
	South Edge, LLC
1,644	Term Loan, 0.00%, Maturing October 31, 2009(5)	780,781
	WCI Communities, Inc.
435	Term Loan, 10.86%, Maturing September 3, 2014	432,380

		$10,403,926

Business Equipment and Services — 12.9%
	Activant Solutions, Inc.
887	Term Loan, 3.06%, Maturing May 1, 2013	$840,438
1,610	Term Loan, 2.56%, Maturing May 2, 2013	1,525,143
	Acxiom Corp.
1,225	Term Loan, 3.50%, Maturing March 15, 2015	1,226,595
	Advantage Sales & Marketing, Inc.
2,369	Term Loan, 5.00%, Maturing May 5, 2016	2,357,587
2,000	Term Loan-Second Lien, 8.50%, Maturing May 5, 2017	1,990,000
	Affinion Group, Inc.
4,165	Term Loan, 5.00%, Maturing October 10, 2016	4,022,709
	Allied Barton Security Services
1,075	Term Loan, 7.75%, Maturing February 18, 2015	1,078,613

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Dealer Computer Services, Inc.
	1,933	Term Loan, 5.25%, Maturing April 21, 2017	$1,918,591
		DynCorp International, LLC
	1,000	Term Loan, 6.25%, Maturing July 5, 2016	995,000
		Education Management, LLC
	3,781	Term Loan, 2.31%, Maturing June 3, 2013	3,473,948
		First American Corp.
	1,050	Term Loan, 4.75%, Maturing April 12, 2016	1,055,906
		Infogroup, Inc.
	825	Term Loan, 6.25%, Maturing July 1, 2016	822,587
		Intergraph Corp.
	585	Term Loan, 6.01%, Maturing May 29, 2014	586,092
	1,000	Term Loan-Second Lien, 10.25%, Maturing November 29, 2014	1,001,667
		iPayment, Inc.
	2,334	Term Loan, 2.43%, Maturing May 10, 2013	2,199,770
		Kronos, Inc.
	1,153	Term Loan, 2.53%, Maturing June 11, 2014	1,088,326
		Language Line, Inc.
	2,189	Term Loan, 5.50%, Maturing November 4, 2015	2,154,341
		Mitchell International, Inc.
	975	Term Loan, 2.56%, Maturing March 28, 2014	907,793
	1,000	Term Loan-Second Lien, 5.81%, Maturing March 30, 2015	878,750
		NE Customer Service
	1,933	Term Loan, 6.00%, Maturing March 5, 2016	1,907,312
		Protection One Alarm Monitor, Inc.
	1,975	Term Loan, 6.00%, Maturing May 16, 2016	1,960,187
		Quantum Corp.
	220	Term Loan, 3.76%, Maturing July 14, 2014	209,925
		Quintiles Transnational Corp.
	987	Term Loan, 2.44%, Maturing March 29, 2013	961,170
	1,875	Term Loan-Second Lien, 4.27%, Maturing March 31, 2014	1,837,500
		Sabre, Inc.
	7,310	Term Loan, 2.34%, Maturing September 30, 2014	6,594,526
		Safenet, Inc.
	1,990	Term Loan, 2.76%, Maturing April 12, 2014	1,896,474
		Serena Software, Inc.
	991	Term Loan, 2.54%, Maturing March 10, 2013	946,616
		Sitel (Client Logic)
	1,790	Term Loan, 6.03%, Maturing January 30, 2014	1,628,938
		Solera Holdings, LLC
EUR	822	Term Loan, 2.50%, Maturing May 16, 2014	1,000,159
		SunGard Data Systems, Inc.
	2,236	Term Loan, 2.04%, Maturing February 28, 2014	2,140,658
	10,214	Term Loan, 4.04%, Maturing February 26, 2016	9,985,720
		Trans Union, LLC
	2,175	Term Loan, 6.75%, Maturing June 15, 2017	2,200,828
		Travelport, LLC
	2,334	Term Loan, 2.76%, Maturing August 23, 2013	2,214,081
	977	Term Loan, 2.76%, Maturing August 23, 2013	931,559
	468	Term Loan, 3.03%, Maturing August 23, 2013	444,257
EUR	1,054	Term Loan, 3.22%, Maturing August 23, 2013	1,263,561
		West Corp.
	1,484	Term Loan, 2.64%, Maturing October 24, 2013	1,422,687
	2,156	Term Loan, 4.14%, Maturing July 15, 2016	2,114,907

			$71,784,921

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Cable and Satellite Television — 10.4%
		Atlantic Broadband Finance, LLC
	85	Term Loan, 2.79%, Maturing September 1, 2011	$83,822
	2,280	Term Loan, 6.75%, Maturing May 31, 2013	2,284,528
		Bragg Communications, Inc.
	2,056	Term Loan, 2.80%, Maturing August 31, 2014	2,002,408
		Bresnan Broadband Holdings, LLC
	543	Term Loan, 2.27%, Maturing June 30, 2013	540,155
		Casema NV
EUR	1,000	Term Loan-Second Lien, Maturing March 14, 2016(3)	1,237,009
		Cequel Communications, LLC
	2,146	Term Loan, 2.30%, Maturing November 5, 2013	2,069,969
		Charter Communications Operating, Inc.
	10,576	Term Loan, 2.26%, Maturing March 6, 2014	10,042,168
		CSC Holdings, Inc.
	3,787	Term Loan, 2.02%, Maturing March 29, 2016	3,688,577
		CW Media Holdings, Inc.
	1,545	Term Loan, 3.53%, Maturing February 16, 2015	1,523,858
		Foxco Acquisition Sub., LLC
	629	Term Loan, 7.50%, Maturing July 14, 2015	608,634
		Insight Midwest Holdings, LLC
	3,677	Term Loan, 2.13%, Maturing April 7, 2014	3,517,465
		MCC Iowa, LLC
	3,822	Term Loan, 2.01%, Maturing January 31, 2015	3,559,023
		Mediacom Broadband, LLC
	1,675	Term Loan, 4.50%, Maturing October 23, 2017	1,599,102
		Mediacom Illinois, LLC
	3,955	Term Loan, 2.01%, Maturing January 31, 2015	3,644,228
	993	Term Loan, 5.50%, Maturing March 31, 2017	976,986
		Mediacom, LLC
	925	Term Loan, 4.50%, Maturing October 23, 2017	874,125
		ProSiebenSat.1 Media AG
EUR	93	Term Loan, 2.39%, Maturing July 2, 2014	104,320
EUR	904	Term Loan, 2.39%, Maturing July 2, 2014	1,019,036
EUR	410	Term Loan, 3.52%, Maturing March 6, 2015	397,754
EUR	3,144	Term Loan, 2.77%, Maturing June 26, 2015	3,582,217
EUR	140	Term Loan, 2.77%, Maturing July 3, 2015	159,802
EUR	410	Term Loan, 3.77%, Maturing March 4, 2016	397,754
EUR	428	Term Loan, 8.14%, Maturing March 6, 2017(2)	299,876
EUR	565	Term Loan-Second Lien, 4.89%, Maturing September 2, 2016	467,772
		UPC Broadband Holding B.V.
	1,765	Term Loan, 4.25%, Maturing December 30, 2016	1,701,435
EUR	2,614	Term Loan, 4.39%, Maturing December 31, 2016	3,084,290
	1,410	Term Loan, 4.25%, Maturing December 29, 2017	1,353,185
EUR	2,886	Term Loan, 4.64%, Maturing December 31, 2017	3,413,609
		Virgin Media Investment Holding
GBP	1,000	Term Loan, 4.53%, Maturing June 30, 2015	1,496,355
GBP	1,000	Term Loan, 4.78%, Maturing December 31, 2015	1,497,107
		YPSO Holding SA
EUR	211	Term Loan, 4.38%, Maturing June 16, 2014(2)	203,976
EUR	251	Term Loan, 4.38%, Maturing June 16, 2014(2)	243,339
EUR	546	Term Loan, 4.38%, Maturing June 16, 2014(2)	528,547

			$58,202,431

Chemicals and Plastics — 6.9%
		Arizona Chemical, Inc.
	500	Term Loan-Second Lien, 5.80%, Maturing February 28, 2014	$475,000
		Brenntag Holding GmbH and Co. KG
	1,729	Term Loan, 4.03%, Maturing January 20, 2014	1,716,117
	255	Term Loan, 4.04%, Maturing January 20, 2014	252,958

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	1,600	Term Loan-Second Lien, 6.47%, Maturing July 7, 2015	$1,597,333
		Celanese Holdings, LLC
	2,563	Term Loan, 2.03%, Maturing April 2, 2014	2,452,995
	1,555	Term Loan, 3.56%, Maturing April 2, 2014	1,488,342
		Hexion Specialty Chemicals, Inc.
	485	Term Loan, 4.31%, Maturing May 5, 2015	458,325
	856	Term Loan, 4.31%, Maturing May 5, 2015	820,908
	1,928	Term Loan, 4.31%, Maturing May 5, 2015	1,848,734
		Huntsman International, LLC
	2,136	Term Loan, 1.96%, Maturing April 21, 2014	2,020,854
	855	Term Loan, 2.60%, Maturing June 30, 2016	816,252
		INEOS Group
	2,962	Term Loan, 7.50%, Maturing December 16, 2013	2,947,677
	2,868	Term Loan, 8.00%, Maturing December 16, 2014	2,854,091
EUR	1,250	Term Loan, 9.00%, Maturing December 16, 2015	1,501,621
		ISP Chemco, Inc.
	1,422	Term Loan, 1.81%, Maturing June 4, 2014	1,349,841
		Kraton Polymers, LLC
	1,633	Term Loan, 2.31%, Maturing May 13, 2013	1,563,082
		Lyondell Chemical Co.
	750	Term Loan, 5.50%, Maturing April 8, 2016	757,083
		MacDermid, Inc.
EUR	690	Term Loan, 2.83%, Maturing April 11, 2014	808,820
	519	Term Loan, 2.26%, Maturing April 12, 2014	480,523
		Millenium Inorganic Chemicals
	354	Term Loan, 2.78%, Maturing May 15, 2014	330,142
	1,075	Term Loan-Second Lien, 6.28%, Maturing November 18, 2014	990,792
		Momentive Performance Material
	1,785	Term Loan, 2.56%, Maturing December 4, 2013	1,687,061
		Nalco Co.
	545	Term Loan, 6.50%, Maturing May 13, 2016	547,790
		Rockwood Specialties Group, Inc.
	3,450	Term Loan, 6.00%, Maturing May 15, 2014	3,457,895
		Schoeller Arca Systems Holding
EUR	72	Term Loan, 5.05%, Maturing November 16, 2015	62,270
EUR	206	Term Loan, 5.05%, Maturing November 16, 2015	177,542
EUR	222	Term Loan, 5.05%, Maturing November 16, 2015	191,053
		Solutia, Inc.
	2,993	Term Loan, 4.75%, Maturing March 17, 2017	3,001,385
		Styron S.A.R.L.
	1,775	Term Loan, 7.50%, Maturing June 17, 2016	1,794,415

			$38,450,901

Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	1,129	Term Loan, 5.25%, Maturing December 10, 2015	$1,140,785
		Phillips-Van Heusen Corp.
	1,183	Term Loan, 4.75%, Maturing May 6, 2016	1,191,965

			$2,332,750

Conglomerates — 3.2%
		Doncasters (Dunde HoldCo 4 Ltd.)
	435	Term Loan, 4.26%, Maturing July 13, 2015	$376,111
	435	Term Loan, 4.76%, Maturing July 13, 2015	376,111
GBP	550	Term Loan-Second Lien, 6.57%, Maturing January 13, 2016	643,877
		Jarden Corp.
	469	Term Loan, 2.04%, Maturing January 24, 2012	465,952
	1,188	Term Loan, 2.04%, Maturing January 24, 2012	1,180,539
	494	Term Loan, 2.79%, Maturing January 24, 2012	491,995

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Manitowoc Company, Inc. (The)
	2,338	Term Loan, 8.00%, Maturing November 6, 2014	$2,342,401
		Polymer Group, Inc.
	2,139	Term Loan, 7.00%, Maturing November 24, 2014	2,144,573
		RBS Global, Inc.
	338	Term Loan, 2.56%, Maturing July 19, 2013	321,003
	4,425	Term Loan, 2.81%, Maturing July 19, 2013	4,246,619
		RGIS Holdings, LLC
	134	Term Loan, 3.03%, Maturing April 30, 2014	123,576
	2,674	Term Loan, 3.03%, Maturing April 30, 2014	2,471,511
		US Investigations Services, Inc.
	990	Term Loan, 3.54%, Maturing February 21, 2015	896,384
	925	Term Loan, 7.75%, Maturing February 21, 2015	924,422
		Vertrue, Inc.
	899	Term Loan, 3.54%, Maturing August 16, 2014	775,453

			$17,780,527

Containers and Glass Products — 3.9%
		Berry Plastics Corp.
	1,876	Term Loan, 2.38%, Maturing April 3, 2015	$1,717,917
		BWAY Corp.
	84	Term Loan, 5.50%, Maturing June 16, 2017	83,780
	891	Term Loan, 5.50%, Maturing June 16, 2017	893,657
		Consolidated Container Co.
	1,000	Term Loan-Second Lien, 5.75%, Maturing September 28, 2014	881,667
		Crown Americas, Inc.
	288	Term Loan, 2.03%, Maturing November 15, 2012	285,961
		Graham Packaging Holdings Co.
	1,217	Term Loan, 2.58%, Maturing October 7, 2011	1,215,468
	2,818	Term Loan, 6.75%, Maturing April 5, 2014	2,844,054
		Graphic Packaging International, Inc.
	2,287	Term Loan, 2.52%, Maturing May 16, 2014	2,221,972
	1,316	Term Loan, 3.28%, Maturing May 16, 2014	1,296,737
		JSG Acquisitions
	1,325	Term Loan, 4.16%, Maturing December 31, 2014	1,301,263
		Owens-Brockway Glass Container
	1,706	Term Loan, 1.79%, Maturing June 14, 2013	1,697,581
		Reynolds Group Holdings, Inc.
	1,025	Term Loan, 5.75%, Maturing May 5, 2016	1,020,943
	2,037	Term Loan, 6.25%, Maturing May 5, 2016	2,034,132
		Smurfit Kappa Acquisitions
	1,325	Term Loan, 3.91%, Maturing December 31, 2014	1,301,263
		Smurfit-Stone Container Corp
	2,700	Term Loan, 6.75%, Maturing February 22, 2016	2,716,151

			$21,512,546

Cosmetics/Toiletries — 1.1%
		Alliance Boots Holdings, Ltd.
EUR	1,000	Term Loan, 3.53%, Maturing July 5, 2015	$1,199,611
GBP	1,000	Term Loan, 3.55%, Maturing July 5, 2015	1,434,538
		American Safety Razor Co.
	470	Term Loan, 8.75%, Maturing July 31, 2013	436,140
	1,050	Term Loan-Second Lien, 0.00%, Maturing January 30, 2014(7)	94,500
		Bausch & Lomb, Inc.
	292	Term Loan, 3.51%, Maturing April 24, 2015	280,788
	1,207	Term Loan, 3.59%, Maturing April 24, 2015	1,159,320
		KIK Custom Products, Inc.
	1,075	Term Loan-Second Lien, 5.26%, Maturing November 30, 2014	698,750

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Prestige Brands, Inc.
	948	Term Loan, 4.75%, Maturing March 24, 2016	$944,664

			$6,248,311

Drugs — 1.0%
		Graceway Pharmaceuticals, LLC
	1,521	Term Loan, 3.01%, Maturing May 3, 2012	$1,209,979
	284	Term Loan, 10.01%, Maturing November 3, 2013(2)	28,441
	1,500	Term Loan-Second Lien, 6.80%, Maturing May 3, 2013	382,500
		Pharmaceutical Holdings Corp.
	139	Term Loan, 4.52%, Maturing January 30, 2012	135,088
		Warner Chilcott Corp.
	777	Term Loan, 6.00%, Maturing October 30, 2014	777,339
	366	Term Loan, 6.25%, Maturing April 30, 2015	366,332
	610	Term Loan, 6.25%, Maturing April 30, 2015	610,010
	509	Term Loan, 6.50%, Maturing February 20, 2016	511,545
	1,566	Term Loan, 6.50%, Maturing February 20, 2016	1,574,907

			$5,596,141

Ecological Services and Equipment — 1.5%
		Cory Environmental Holdings
GBP	500	Term Loan-Second Lien, 4.99%, Maturing September 30, 2014	$594,290
		Kemble Water Structure, Ltd.
GBP	4,500	Term Loan-Second Lien, 4.88%, Maturing October 13, 2013	6,111,601
		Sensus Metering Systems, Inc.
	1,688	Term Loan, 7.00%, Maturing July 3, 2013	1,696,800

			$8,402,691

Electronics/Electrical — 5.0%
		Aspect Software, Inc.
	2,796	Term Loan, 6.25%, Maturing April 19, 2016	$2,748,907
		Christie/Aix, Inc.
	820	Term Loan, 5.25%, Maturing April 29, 2016	815,123
		FCI International S.A.S.
	175	Term Loan, 3.91%, Maturing November 1, 2013	163,359
	181	Term Loan, 3.91%, Maturing November 1, 2013	169,685
	175	Term Loan, 3.91%, Maturing October 31, 2014	163,359
	181	Term Loan, 3.91%, Maturing October 31, 2014	169,685
		Freescale Semiconductor, Inc.
	2,793	Term Loan, 4.56%, Maturing December 1, 2016	2,508,608
		Infor Enterprise Solutions Holdings
	500	Term Loan, 5.76%, Maturing March 2, 2014	387,500
	1,466	Term Loan, 5.02%, Maturing July 28, 2015	1,297,406
	1,643	Term Loan, 6.02%, Maturing July 28, 2015	1,470,482
	3,149	Term Loan, 6.02%, Maturing July 28, 2015	2,826,296
	183	Term Loan-Second Lien, 6.51%, Maturing March 2, 2014	118,708
	317	Term Loan-Second Lien, 6.51%, Maturing March 2, 2014	204,250
		Network Solutions, LLC
	578	Term Loan, 2.52%, Maturing March 7, 2014	538,993
		Open Solutions, Inc.
	2,882	Term Loan, 2.63%, Maturing January 23, 2014	2,477,924
		Sensata Technologies Finance Co.
	3,757	Term Loan, 2.23%, Maturing April 26, 2013	3,559,324
		Shield Finance Co. S.A.R.L.
	975	Term Loan, 7.75%, Maturing June 15, 2016	943,313
		Spansion, LLC
	998	Term Loan, 7.50%, Maturing February 9, 2015	991,058
		Spectrum Brands, Inc.
	3,650	Term Loan, 8.00%, Maturing June 16, 2016	3,696,767

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		SS&C Technologies, Inc.
	651	Term Loan, 2.46%, Maturing November 23, 2012	$629,401
		VeriFone, Inc.
	757	Term Loan, 3.02%, Maturing October 31, 2013	745,153
		Vertafore, Inc.
	1,125	Term Loan, 6.75%, Maturing July 29, 2016	1,122,047

			$27,747,348

Equipment Leasing — 0.9%
		AWAS Capital, Inc.
	654	Term Loan, 2.31%, Maturing March 22, 2013	$619,857
	1,689	Term Loan-Second Lien, 6.56%, Maturing March 22, 2013	1,478,063
		Hertz Corp.
	2,403	Term Loan, 2.02%, Maturing December 21, 2012	2,347,306
	444	Term Loan, 2.09%, Maturing December 21, 2012	434,111

			$4,879,337

Farming/Agriculture — 0.9%
		CF Industries, Inc.
	3,012	Term Loan, 4.50%, Maturing April 6, 2015	$3,034,432
		Wm. Bolthouse Farms, Inc.
	1,796	Term Loan, 5.50%, Maturing February 11, 2016	1,794,369

			$4,828,801

Financial Intermediaries — 5.0%
		Citco III, Ltd.
	3,190	Term Loan, 4.75%, Maturing May 30, 2014	$3,062,863
		Fairmount Minerals, Ltd.
	1,150	Term Loan, 6.75%, Maturing August 5, 2016	1,152,636
		Fidelity National Information Services, Inc.
	2,750	Term Loan, 5.25%, Maturing July 18, 2016	2,769,151
		First Data Corp.
	953	Term Loan, 3.01%, Maturing September 24, 2014	816,733
	1,912	Term Loan, 3.01%, Maturing September 24, 2014	1,635,494
		Grosvenor Capital Management
	1,401	Term Loan, 2.31%, Maturing December 5, 2013	1,331,290
		Interactive Data Corp.
	1,650	Term Loan, 6.75%, Maturing January 27, 2017	1,664,438
		Jupiter Asset Management Group
GBP	334	Term Loan, 4.71%, Maturing March 17, 2015	480,595
		LPL Holdings, Inc.
	1,047	Term Loan, 2.19%, Maturing June 28, 2013	1,022,229
	3,296	Term Loan, 4.25%, Maturing June 25, 2015	3,205,325
	2,444	Term Loan, 5.25%, Maturing June 28, 2017	2,431,656
		MSCI, Inc.
	3,716	Term Loan, 4.75%, Maturing June 1, 2016	3,735,039
		Nuveen Investments, Inc.
	3,928	Term Loan, 3.51%, Maturing November 13, 2014	3,482,850
		Oxford Acquisition III, Ltd.
	374	Term Loan, 2.26%, Maturing May 12, 2014	335,810
		RJO Holdings Corp. (RJ O’Brien)
	988	Term Loan, 5.27%, Maturing July 12, 2014(2)	657,292

			$27,783,401

Food Products — 3.8%
		Acosta, Inc.
	3,218	Term Loan, 2.52%, Maturing July 28, 2013	$3,077,025
		American Seafoods Group, LLC
	800	Term Loan, 5.50%, Maturing May 7, 2015	800,000

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Dean Foods Co.
	3,717	Term Loan, 1.92%, Maturing April 2, 2014	$3,540,874
		Dole Food Company, Inc.
	1,830	Term Loan, 5.02%, Maturing March 2, 2017	1,840,242
	737	Term Loan, 5.04%, Maturing March 2, 2017	740,913
		Michael Foods Holdings, Inc.
	825	Term Loan, 6.25%, Maturing June 29, 2016	828,536
		Pinnacle Foods Finance, LLC
	7,425	Term Loan, 2.81%, Maturing April 2, 2014	7,067,512
		Provimi Group SA
	220	Term Loan, 2.51%, Maturing June 28, 2015	206,128
	270	Term Loan, 2.51%, Maturing June 28, 2015	253,666
EUR	284	Term Loan, 2.88%, Maturing June 28, 2015	337,863
EUR	459	Term Loan, 2.88%, Maturing June 28, 2015	545,144
EUR	490	Term Loan, 2.88%, Maturing June 28, 2015	582,265
EUR	632	Term Loan, 2.88%, Maturing June 28, 2015	750,860
	178	Term Loan-Second Lien, 4.51%, Maturing December 28, 2016	152,092
EUR	29	Term Loan-Second Lien, 4.88%, Maturing December 28, 2016	31,441
EUR	397	Term Loan-Second Lien, 4.88%, Maturing December 28, 2016	430,619

			$21,185,180

Food Service — 3.8%
		AFC Enterprises, Inc.
	324	Term Loan, 7.00%, Maturing May 11, 2013	$325,463
		Aramark Corp.
	194	Term Loan, 2.22%, Maturing January 27, 2014	183,585
	2,671	Term Loan, 2.41%, Maturing January 27, 2014	2,535,167
GBP	1,206	Term Loan, 2.86%, Maturing January 27, 2014	1,771,342
	348	Term Loan, 3.60%, Maturing July 26, 2016	339,116
	5,298	Term Loan, 3.78%, Maturing July 26, 2016	5,156,487
		Buffets, Inc.
	1,422	Term Loan, 12.00%, Maturing April 21, 2015(2)	1,294,505
	127	Term Loan, 7.53%, Maturing April 22, 2015(2)	98,313
		CBRL Group, Inc.
	1,011	Term Loan, 1.96%, Maturing April 29, 2013	988,236
	646	Term Loan, 2.96%, Maturing April 27, 2016	632,476
		Denny’s, Inc.
	110	Term Loan, 2.24%, Maturing March 31, 2012	109,450
	238	Term Loan, 2.34%, Maturing March 31, 2012	237,142
		NPC International, Inc.
	340	Term Loan, 2.17%, Maturing May 3, 2013	325,732
		OSI Restaurant Partners, LLC
	316	Term Loan, 2.82%, Maturing June 14, 2013	280,356
	3,441	Term Loan, 2.88%, Maturing June 14, 2014	3,054,237
		QCE Finance, LLC
	1,126	Term Loan, 5.06%, Maturing May 5, 2013	941,148
	1,050	Term Loan-Second Lien, 6.01%, Maturing November 5, 2013	721,000
		Sagittarius Restaurants, LLC
	675	Term Loan, 7.50%, Maturing May 18, 2015	665,719
		Selecta
EUR	741	Term Loan-Second Lien, 5.04%, Maturing December 28, 2015	718,598
		Wendy’s/Arby’s Restaurants, LLC
	1,000	Term Loan, 5.00%, Maturing May 24, 2017	1,003,375

			$21,381,447

Food/Drug Retailers — 3.5%
		General Nutrition Centers, Inc.
	5,647	Term Loan, 2.69%, Maturing September 16, 2013	$5,383,279
		Pantry, Inc. (The)
	247	Term Loan, 2.02%, Maturing May 15, 2014	237,396

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	859	Term Loan, 2.02%, Maturing May 15, 2014	$824,510
		Rite Aid Corp.
	8,636	Term Loan, 2.03%, Maturing June 4, 2014	7,741,669
	1,178	Term Loan, 6.00%, Maturing June 4, 2014	1,143,389
		Roundy’s Supermarkets, Inc.
	3,057	Term Loan, 7.00%, Maturing November 3, 2013	3,049,713
	1,000	Term Loan-Second Lien, 10.00%, Maturing April 18, 2016	1,017,813

			$19,397,769

Forest Products — 1.8%
		Georgia-Pacific Corp.
	2,626	Term Loan, 2.33%, Maturing December 20, 2012	$2,596,043
	5,893	Term Loan, 2.50%, Maturing December 21, 2012	5,826,270
	1,545	Term Loan, 3.79%, Maturing December 23, 2014	1,540,680

			$9,962,993

Health Care — 17.4%
		1-800-Contacts, Inc.
	1,000	Term Loan, 7.70%, Maturing March 4, 2015	$980,000
		Alliance Healthcare Services
	1,343	Term Loan, 5.50%, Maturing June 1, 2016	1,324,780
		American Medical Systems
	179	Term Loan, 2.56%, Maturing July 20, 2012	172,968
		Ardent Medical Services, Inc.
	1,272	Term Loan, 6.50%, Maturing September 15, 2015	1,244,390
		Aveta Holdings, LLC
	699	Term Loan, 8.00%, Maturing April 14, 2015	682,973
	699	Term Loan, 8.00%, Maturing April 14, 2015	682,973
		Biomet, Inc.
	6,894	Term Loan, 3.50%, Maturing March 25, 2015	6,678,151
		Bright Horizons Family Solutions, Inc.
	1,053	Term Loan, 7.50%, Maturing May 28, 2015	1,055,569
		Cardinal Health 409, Inc.
	2,377	Term Loan, 2.51%, Maturing April 10, 2014	2,148,356
		Carestream Health, Inc.
	3,032	Term Loan, 2.26%, Maturing April 30, 2013	2,898,047
	500	Term Loan-Second Lien, 5.51%, Maturing October 30, 2013	468,907
		Carl Zeiss Vision Holding GmbH
	1,300	Term Loan, 2.76%, Maturing July 24, 2015	1,062,750
		Community Health Systems, Inc.
	10,097	Term Loan, 2.55%, Maturing July 25, 2014	9,539,946
	518	Term Loan, 2.55%, Maturing July 25, 2014	489,587
		Concentra, Inc.
	740	Term Loan-Second Lien, 6.04%, Maturing June 25, 2015	687,913
		ConMed Corp.
	494	Term Loan, 1.77%, Maturing April 12, 2013	464,673
		ConvaTec Cidron Healthcare
EUR	745	Term Loan, 4.89%, Maturing July 30, 2016	916,497
		CRC Health Corp.
	520	Term Loan, 2.78%, Maturing February 6, 2013	475,689
	522	Term Loan, 2.78%, Maturing February 6, 2013	478,080
		Dako EQT Project Delphi
	500	Term Loan-Second Lien, 4.28%, Maturing December 12, 2016	365,000
		DaVita, Inc.
	622	Term Loan, 1.81%, Maturing October 5, 2012	615,075
		DJO Finance, LLC
	790	Term Loan, 3.26%, Maturing May 20, 2014	753,181
		Fresenius Medical Care Holdings
	2,822	Term Loan, 1.87%, Maturing March 31, 2013	2,772,059

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Hanger Orthopedic Group, Inc.
	792	Term Loan, 2.27%, Maturing May 28, 2013	$771,215
		Harvard Drug Group, LLC
	119	Term Loan, 6.50%, Maturing April 8, 2016	115,489
	868	Term Loan, 6.50%, Maturing April 8, 2016	839,918
		HCA, Inc.
	2,690	Term Loan, 2.78%, Maturing November 18, 2013	2,595,843
	6,452	Term Loan, 3.78%, Maturing March 31, 2017	6,260,235
		Health Management Association, Inc.
	9,125	Term Loan, 2.28%, Maturing February 28, 2014	8,566,283
		HealthSouth Corp.
	1,549	Term Loan, 2.79%, Maturing March 11, 2013	1,539,904
	1,275	Term Loan, 4.29%, Maturing September 10, 2015	1,274,577
		Iasis Healthcare, LLC
	566	Term Loan, 2.26%, Maturing March 14, 2014	537,140
	1,635	Term Loan, 2.26%, Maturing March 14, 2014	1,551,979
	154	Term Loan, 3.16%, Maturing March 14, 2014	146,161
		Ikaria Acquisition, Inc.
	1,000	Term Loan, 7.00%, Maturing May 16, 2016	965,625
		IM U.S. Holdings, LLC
	975	Term Loan, 2.39%, Maturing June 26, 2014	939,291
	700	Term Loan-Second Lien, 4.51%, Maturing June 26, 2015	678,563
		IMS Health, Inc.
	1,436	Term Loan, 5.25%, Maturing February 26, 2016	1,441,531
		inVentiv Health, Inc.
	925	Term Loan, 6.50%, Maturing August 4, 2016	925,000
		Lifepoint Hospitals, Inc.
	2,251	Term Loan, 3.07%, Maturing April 15, 2015	2,218,342
		MPT Operating Partnership, LP
	1,225	Term Loan, 5.00%, Maturing May 17, 2016	1,212,750
		MultiPlan, Inc.
	3,000	Term Loan, Maturing August 16, 2017(3)	2,987,679
		Mylan, Inc.
	2,721	Term Loan, 3.73%, Maturing October 2, 2014	2,713,058
		National Mentor Holdings, Inc.
	69	Term Loan, 2.30%, Maturing June 29, 2013	60,082
	1,110	Term Loan, 2.54%, Maturing June 29, 2013	972,301
		National Renal Institutes, Inc.
	779	Term Loan, 9.00%, Maturing March 31, 2013	763,858
		Nyco Holdings
EUR	472	Term Loan, 4.47%, Maturing December 29, 2014	556,814
EUR	471	Term Loan, 5.22%, Maturing December 29, 2015	556,677
		Physiotherapy Associates, Inc.
	729	Term Loan, 7.50%, Maturing June 27, 2013	585,473
		Prime Healthcare Services, Inc.
	2,643	Term Loan, 7.25%, Maturing April 22, 2015	2,577,291
		RadNet Management, Inc.
	1,222	Term Loan, 5.75%, Maturing April 1, 2016	1,200,172
		ReAble Therapeutics Finance, LLC
	2,645	Term Loan, 2.38%, Maturing November 16, 2013	2,568,827
		RehabCare Group, Inc.
	882	Term Loan, 6.00%, Maturing November 24, 2015	874,420
		Select Medical Holdings Corp.
	2,472	Term Loan, 4.09%, Maturing August 22, 2014	2,418,905
		Skillsoft Corp.
	1,000	Term Loan, 6.50%, Maturing May 19, 2017	1,008,125
		Sunrise Medical Holdings, Inc.
EUR	301	Term Loan, 8.00%, Maturing May 13, 2014	353,224
		TZ Merger Sub., Inc. (TriZetto)
	723	Term Loan, 7.50%, Maturing August 4, 2015	722,149

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Universal Health Services, Inc.
2,575	Term Loan, Maturing July 28, 2016(3)	$2,574,379
	Vanguard Health Holding Co., LLC
1,796	Term Loan, 5.00%, Maturing January 29, 2016	1,778,883
	VWR International, Inc.
2,148	Term Loan, 2.76%, Maturing June 30, 2014	2,010,145

		$96,819,872

Home Furnishings — 0.9%
	Hunter Fan Co.
480	Term Loan, 2.78%, Maturing April 16, 2014	$419,388
	Interline Brands, Inc.
1,041	Term Loan, 2.01%, Maturing June 23, 2013	968,087
283	Term Loan, 2.01%, Maturing June 23, 2013	263,534
	National Bedding Co., LLC
1,457	Term Loan, 2.37%, Maturing February 28, 2013	1,398,958
2,050	Term Loan-Second Lien, 5.38%, Maturing February 28, 2014	1,898,812

		$4,948,779

Industrial Equipment — 3.6%
	Brand Energy and Infrastructure Services, Inc.
688	Term Loan, 2.81%, Maturing February 7, 2014	$631,898
830	Term Loan, 3.58%, Maturing February 7, 2014	770,479
	Bucyrus International, Inc.
1,456	Term Loan, 4.50%, Maturing February 19, 2016	1,466,242
	CEVA Group PLC U.S.
1,150	Term Loan, 3.26%, Maturing November 4, 2013	1,023,465
2,216	Term Loan, 3.26%, Maturing November 4, 2013	1,972,388
847	Term Loan, 3.53%, Maturing November 4, 2013	753,691
	EPD Holdings, (Goodyear Engineering Products)
149	Term Loan, 2.77%, Maturing July 31, 2014	129,702
1,042	Term Loan, 2.77%, Maturing July 31, 2014	905,584
850	Term Loan-Second Lien, 6.01%, Maturing July 13, 2015	660,875
	Generac Acquisition Corp.
1,518	Term Loan, 2.87%, Maturing November 11, 2013	1,403,833
	Gleason Corp.
780	Term Loan, 2.16%, Maturing June 30, 2013	705,837
	Jason, Inc.
439	Term Loan, 0.00%, Maturing July 30, 2010(5)	395,471
	John Maneely Co.
2,320	Term Loan, 3.78%, Maturing December 9, 2013	2,216,445
	KION Group GmbH
1,012	Term Loan, 4.01%, Maturing January 28, 2015(2)	793,682
1,012	Term Loan, 4.26%, Maturing January 28, 2016(2)	793,682
	Polypore, Inc.
4,652	Term Loan, 2.27%, Maturing July 3, 2014	4,491,746
	Sequa Corp.
794	Term Loan, 3.79%, Maturing December 3, 2014	735,264

		$19,850,284

Insurance — 3.6%
	Alliant Holdings I, Inc.
3,753	Term Loan, 3.53%, Maturing August 21, 2014	$3,602,661
	AmWINS Group, Inc.
956	Term Loan, 2.90%, Maturing June 8, 2013	888,348
500	Term Loan-Second Lien, 6.04%, Maturing June 8, 2013	425,000
	Applied Systems, Inc.
2,242	Term Loan, 2.76%, Maturing September 26, 2013	2,079,258
	CCC Information Services Group, Inc.
1,607	Term Loan, 2.52%, Maturing February 10, 2013	1,559,074

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Conseco, Inc.
3,925	Term Loan, 7.50%, Maturing October 10, 2013	$3,847,421
	Crawford & Company
1,282	Term Loan, 5.25%, Maturing October 30, 2013	1,256,792
	Crump Group, Inc.
783	Term Loan, 3.27%, Maturing August 1, 2014	729,755
	HUB International Holdings, Inc.
432	Term Loan, 3.03%, Maturing June 13, 2014	402,039
1,921	Term Loan, 3.03%, Maturing June 13, 2014	1,789,091
620	Term Loan, 6.75%, Maturing June 13, 2014	611,783
	U.S.I. Holdings Corp.
3,357	Term Loan, 3.29%, Maturing May 5, 2014	3,092,649

		$20,283,871

Leisure Goods/Activities/Movies — 7.8%
	24 Hour Fitness Worldwide, Inc.
1,000	Term Loan, 6.75%, Maturing April 22, 2016	$935,625
	AMC Entertainment, Inc.
5,460	Term Loan, 1.76%, Maturing January 28, 2013	5,319,044
	AMF Bowling Worldwide, Inc.
1,200	Term Loan-Second Lien, 6.54%, Maturing December 8, 2013	966,000
	Bombardier Recreational Products
3,028	Term Loan, 3.14%, Maturing June 28, 2013	2,663,244
	Butterfly Wendel US, Inc.
304	Term Loan, 3.91%, Maturing June 23, 2014	262,050
304	Term Loan, 4.16%, Maturing June 22, 2015	261,965
	Carmike Cinemas, Inc.
2,713	Term Loan, 5.50%, Maturing January 27, 2016	2,711,640
	Cedar Fair, L.P.
2,300	Term Loan, 5.50%, Maturing December 15, 2016	2,313,837
	CFV I, LLC/Hicks Sports Group
92	Term Loan, 11.55%, Maturing October 1, 2010(2)(4)	93,395
	Cinemark, Inc.
3,923	Term Loan, 3.54%, Maturing April 30, 2016	3,902,812
	Dave & Buster’s, Inc.
998	Term Loan, 6.00%, Maturing June 1, 2016	992,512
	Deluxe Entertainment Services
62	Term Loan, 6.06%, Maturing May 11, 2013	53,017
103	Term Loan, 6.25%, Maturing May 11, 2013	88,152
951	Term Loan, 6.25%, Maturing May 11, 2013	813,132
	Fender Musical Instruments Corp.
289	Term Loan, 2.55%, Maturing June 9, 2014	244,429
573	Term Loan, 2.79%, Maturing June 9, 2014	483,868
	Formula One (Alpha D2, Ltd.)
2,000	Term Loan-Second Lien, 3.80%, Maturing June 30, 2014	1,788,888
	Metro-Goldwyn-Mayer Holdings, Inc.
3,655	Term Loan, 0.00%, Maturing April 9, 2012(7)	1,567,753
	National CineMedia, LLC
2,850	Term Loan, 2.29%, Maturing February 13, 2015	2,712,844
	Regal Cinemas Corp.
4,660	Term Loan, 4.03%, Maturing November 21, 2016	4,613,937
	Revolution Studios Distribution Co., LLC
1,081	Term Loan, 4.02%, Maturing December 21, 2014	816,058
900	Term Loan-Second Lien, 7.27%, Maturing June 21, 2015(6)	432,000
	Six Flags Theme Parks, Inc.
2,806	Term Loan, 6.00%, Maturing June 30, 2016	2,811,105
	SW Acquisition Co., Inc.
2,015	Term Loan, 5.75%, Maturing June 1, 2016	2,020,069
	Universal City Development Partners, Ltd.
2,822	Term Loan, 5.50%, Maturing November 6, 2014	2,831,482

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Zuffa, LLC
1,957	Term Loan, 2.31%, Maturing June 22, 2015	$1,854,031

		$43,552,889

Lodging and Casinos — 2.9%
	Ameristar Casinos, Inc.
1,170	Term Loan, 3.52%, Maturing November 10, 2012	$1,164,514
	Harrah’s Operating Co.
408	Term Loan, 3.50%, Maturing January 28, 2015	350,891
2,790	Term Loan, 3.50%, Maturing January 28, 2015	2,392,699
2,985	Term Loan, 9.50%, Maturing October 31, 2016	3,056,515
	Isle of Capri Casinos, Inc.
442	Term Loan, 5.00%, Maturing November 25, 2013	422,113
601	Term Loan, 5.00%, Maturing November 25, 2013	573,226
1,502	Term Loan, 5.00%, Maturing November 25, 2013	1,433,063
	Las Vegas Sands, LLC
397	Term Loan, 3.01%, Maturing November 23, 2016	360,992
1,355	Term Loan, 3.01%, Maturing November 23, 2016	1,233,282
	LodgeNet Entertainment Corp.
2,013	Term Loan, 2.54%, Maturing April 4, 2014	1,857,401
	New World Gaming Partners, Ltd.
224	Term Loan, 3.05%, Maturing September 30, 2014	218,278
1,105	Term Loan, 3.05%, Maturing September 30, 2014	1,077,680
	Penn National Gaming, Inc.
1,002	Term Loan, 2.06%, Maturing October 3, 2012	980,808
	Tropicana Entertainment, Inc.
191	Term Loan, 15.00%, Maturing December 29, 2012	211,551
	VML US Finance, LLC
187	Term Loan, 5.04%, Maturing May 25, 2012	184,311
435	Term Loan, 5.04%, Maturing May 25, 2013	428,965

		$15,946,289

Nonferrous Metals/Minerals — 1.0%
	Euramax International, Inc.
343	Term Loan, 10.00%, Maturing June 29, 2013	$322,504
348	Term Loan, 14.00%, Maturing June 29, 2013(2)	326,992
	Noranda Aluminum Acquisition
769	Term Loan, 2.05%, Maturing May 18, 2014	724,917
	Novelis, Inc.
690	Term Loan, 2.27%, Maturing July 6, 2014	661,929
1,517	Term Loan, 2.40%, Maturing July 6, 2014	1,456,330
	Oxbow Carbon and Mineral Holdings
2,472	Term Loan, 2.53%, Maturing May 8, 2014	2,331,437

		$5,824,109

Oil and Gas — 4.3%
	Atlas Pipeline Partners, L.P.
1,014	Term Loan, 7.75%, Maturing July 27, 2014	$1,011,958
	Big West Oil, LLC
1,525	Term Loan, 12.00%, Maturing February 19, 2015	1,549,145
	CITGO Petroleum Corp.
650	Term Loan, 8.00%, Maturing June 24, 2015	640,535
2,875	Term Loan, 9.00%, Maturing June 15, 2017	2,909,141
	Dresser, Inc.
1,564	Term Loan, 2.61%, Maturing May 4, 2014	1,488,178
1,000	Term Loan-Second Lien, 6.11%, Maturing May 4, 2015	963,438
	Dynegy Holdings, Inc.
370	Term Loan, 4.02%, Maturing April 2, 2013	365,191
5,623	Term Loan, 4.02%, Maturing April 2, 2013	5,546,114

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Enterprise GP Holdings, L.P.
	1,299	Term Loan, 2.78%, Maturing November 10, 2014	$1,279,022
		Hercules Offshore, Inc.
	3,253	Term Loan, 6.00%, Maturing July 11, 2013	2,883,144
		Precision Drilling Corp.
	878	Term Loan, 4.28%, Maturing December 23, 2013	860,101
		Semcrude Pipeline, LLC
	1,119	Term Loan, 7.50%, Maturing June 2, 2014	1,115,977
		SemGroup Corp.
	911	Term Loan, 8.40%, Maturing November 30, 2012	909,306
		Sheridan Production Partners I, LLC
	121	Term Loan, 7.50%, Maturing April 20, 2017	118,474
	198	Term Loan, 7.50%, Maturing April 20, 2017	193,963
	1,493	Term Loan, 7.50%, Maturing April 20, 2017	1,463,782
		Targa Resources, Inc.
	657	Term Loan, 5.75%, Maturing July 5, 2016	657,496

			$23,954,965

Publishing — 6.9%
		American Media Operations, Inc.
	2,436	Term Loan, 10.00%, Maturing January 30, 2013(2)	$2,390,973
		Aster Zweite Beteiligungs GmbH
	1,850	Term Loan, 2.64%, Maturing September 27, 2013	1,689,666
		GateHouse Media Operating, Inc.
	649	Term Loan, 2.27%, Maturing August 28, 2014	256,210
	1,522	Term Loan, 2.27%, Maturing August 28, 2014	601,108
	748	Term Loan, 2.52%, Maturing August 28, 2014	295,627
		Getty Images, Inc.
	2,484	Term Loan, 6.25%, Maturing July 2, 2015	2,499,539
		Lamar Media Corp.
	998	Term Loan, 4.25%, Maturing December 30, 2016	1,003,974
		Laureate Education, Inc.
	497	Term Loan, 3.74%, Maturing August 17, 2014	457,818
	3,321	Term Loan, 3.74%, Maturing August 17, 2014	3,058,414
	1,489	Term Loan, 7.00%, Maturing August 31, 2014	1,469,396
		MediaNews Group, Inc.
	392	Term Loan, 8.50%, Maturing March 19, 2014	370,149
		Mediannuaire Holding
EUR	648	Term Loan, 2.97%, Maturing October 10, 2014	584,241
EUR	648	Term Loan, 3.47%, Maturing October 9, 2015	582,683
		Merrill Communications, LLC
	5,113	Term Loan, 8.50%, Maturing December 24, 2012	4,831,910
		Nelson Education, Ltd.
	486	Term Loan, 3.03%, Maturing July 5, 2014	427,900
		Nielsen Finance, LLC
	6,406	Term Loan, 2.29%, Maturing August 9, 2013	6,139,740
	1,987	Term Loan, 4.04%, Maturing May 2, 2016	1,927,117
		Philadelphia Newspapers, LLC
	779	Term Loan, 0.00%, Maturing June 29, 2013(7)	239,507
		SGS International, Inc.
	535	Term Loan, 2.88%, Maturing December 30, 2011	524,265
		Source Interlink Companies, Inc.
	907	Term Loan, 10.75%, Maturing June 18, 2013	870,529
	541	Term Loan, 15.00%, Maturing March 18, 2014(2)	340,964
		Source Media, Inc.
	1,169	Term Loan, 6.04%, Maturing November 8, 2011	1,119,696
		Trader Media Corp.
GBP	1,475	Term Loan, 2.70%, Maturing March 23, 2015	2,048,703
		Tribune Co.
	2,479	Term Loan, 0.00%, Maturing June 7, 2011(7)	1,540,205

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Xsys, Inc.
1,642	Term Loan, 2.64%, Maturing September 27, 2013	$1,499,245
1,834	Term Loan, 2.64%, Maturing September 27, 2014	1,675,372

		$38,444,951

Radio and Television — 2.5%
	Block Communications, Inc.
907	Term Loan, 2.26%, Maturing December 22, 2011	$859,619
	CMP KC, LLC
956	Term Loan, 0.00%, Maturing May 3, 2011(6)(7)	274,426
	Gray Television, Inc.
745	Term Loan, 3.80%, Maturing December 31, 2014	707,053
	HIT Entertainment, Inc.
965	Term Loan, 5.68%, Maturing June 1, 2012	904,815
	Live Nation Worldwide, Inc.
2,618	Term Loan, 4.50%, Maturing November 7, 2016	2,573,707
	Mission Broadcasting, Inc.
595	Term Loan, 5.00%, Maturing September 30, 2016	591,776
	New Young Broadcasting, Inc.
216	Term Loan, 8.00%, Maturing June 30, 2015	218,257
	Nexstar Broadcasting, Inc.
930	Term Loan, 5.01%, Maturing September 30, 2016	925,599
	Raycom TV Broadcasting, LLC
1,119	Term Loan, 1.81%, Maturing June 25, 2014	1,041,019
	Univision Communications, Inc.
4,344	Term Loan, 2.51%, Maturing September 29, 2014	3,749,019
	Weather Channel
2,304	Term Loan, 5.00%, Maturing September 14, 2015	2,309,090

		$14,154,380

Rail Industries — 0.4%
	Kansas City Southern Railway Co.
2,160	Term Loan, 2.22%, Maturing April 28, 2013	$2,100,600

		$2,100,600

Retailers (Except Food and Drug) — 3.4%
	American Achievement Corp.
373	Term Loan, 6.25%, Maturing March 25, 2011	$355,859
	Amscan Holdings, Inc.
523	Term Loan, 2.79%, Maturing May 25, 2013	495,629
	Educate, Inc.
498	Term Loan-Second Lien, 8.51%, Maturing June 16, 2014	485,076
	FTD, Inc.
1,242	Term Loan, 6.75%, Maturing August 26, 2014	1,244,980
	Harbor Freight Tools USA, Inc.
994	Term Loan, 5.02%, Maturing February 24, 2016	993,255
	Josten’s Corp.
2,103	Term Loan, 2.29%, Maturing October 4, 2011	2,080,646
	Mapco Express, Inc.
271	Term Loan, 6.75%, Maturing April 28, 2011	264,387
	Neiman Marcus Group, Inc.
3,430	Term Loan, 2.46%, Maturing April 5, 2013	3,263,552
	Orbitz Worldwide, Inc.
2,177	Term Loan, 3.33%, Maturing July 25, 2014	2,046,445
	Oriental Trading Co., Inc.
1,225	Term Loan-Second Lien, 0.00%, Maturing January 31, 2014(7)	49,000
	Pilot Travel Centers, LLC
1,165	Term Loan, 5.25%, Maturing June 30, 2016	1,169,762
	Rent-A-Center, Inc.
35	Term Loan, 2.03%, Maturing June 30, 2012	34,879

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	622	Term Loan, 3.54%, Maturing March 31, 2015	$623,930
		Rover Acquisition Corp.
	2,364	Term Loan, 2.63%, Maturing October 25, 2013	2,278,300
		Savers, Inc.
	1,347	Term Loan, 5.75%, Maturing March 11, 2016	1,353,358
		Yankee Candle Company, Inc. (The)
	2,577	Term Loan, 2.27%, Maturing February 6, 2014	2,462,759

			$19,201,817

Steel — 0.1%
		Niagara Corp.
	784	Term Loan, 10.50%, Maturing June 29, 2014(2)(6)	$745,022

			$745,022

Surface Transport — 0.3%
		Oshkosh Truck Corp.
	657	Term Loan, 6.53%, Maturing December 6, 2013	$663,362
		Swift Transportation Co., Inc.
	1,092	Term Loan, 8.25%, Maturing May 9, 2014	1,061,927

			$1,725,289

Telecommunications — 4.8%
		Alaska Communications Systems Holdings, Inc.
	1,100	Term Loan, 2.28%, Maturing February 1, 2012	$1,074,145
		Asurion Corp.
	4,293	Term Loan, 3.31%, Maturing July 3, 2014	4,109,532
	2,000	Term Loan-Second Lien, 6.79%, Maturing July 3, 2015	1,942,500
		CommScope, Inc.
	1,705	Term Loan, 3.02%, Maturing December 26, 2014	1,680,242
		Intelsat Corp.
	3,509	Term Loan, 3.03%, Maturing January 3, 2014	3,329,023
	3,509	Term Loan, 3.03%, Maturing January 3, 2014	3,329,023
	3,510	Term Loan, 3.03%, Maturing January 3, 2014	3,330,047
		Intelsat Subsidiary Holding Co.
	1,059	Term Loan, 3.03%, Maturing July 3, 2013	1,014,415
		Macquarie UK Broadcast Ventures, Ltd.
GBP	828	Term Loan, 2.32%, Maturing December 1, 2014	1,047,042
		NTelos, Inc.
	1,489	Term Loan, 5.75%, Maturing August 7, 2015	1,495,628
	500	Term Loan, Maturing August 7, 2015(3)	501,250
		Telesat Canada, Inc.
	157	Term Loan, 3.27%, Maturing October 31, 2014	152,583
	1,832	Term Loan, 3.27%, Maturing October 31, 2014	1,776,416
		TowerCo Finance, LLC
	448	Term Loan, 6.00%, Maturing November 24, 2014	448,869
		Windstream Corp.
	1,370	Term Loan, 3.22%, Maturing December 17, 2015	1,365,696

			$26,596,411

Utilities — 4.0%
		AEI Finance Holding, LLC
	302	Revolving Loan, 3.43%, Maturing March 30, 2012	$281,484
	2,003	Term Loan, 3.53%, Maturing March 30, 2014	1,869,269
		Astoria Generating Co.
	1,000	Term Loan-Second Lien, 4.29%, Maturing August 23, 2013	965,417
		BRSP, LLC
	972	Term Loan, 7.50%, Maturing June 4, 2014	971,760
		Calpine Corp.
	4,730	DIP Loan, 3.42%, Maturing March 29, 2014	4,531,087

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Covanta Energy Corp.
	513	Term Loan, 2.00%, Maturing February 10, 2014	$484,893
	261	Term Loan, 3.53%, Maturing February 10, 2014	246,736
		ElectricInvest Holding Co.
GBP	480	Term Loan, 5.07%, Maturing October 24, 2012	593,523
EUR	477	Term Loan-Second Lien, 5.14%, Maturing October 24, 2012	488,478
		New Development Holdings, Inc.
	1,000	Term Loan, 7.00%, Maturing July 3, 2017	1,016,518
		NRG Energy, Inc.
	363	Term Loan, 2.03%, Maturing February 1, 2013	355,574
	1	Term Loan, 3.78%, Maturing February 1, 2013	927
	1,364	Term Loan, 3.78%, Maturing August 31, 2015	1,346,529
	2,470	Term Loan, 3.78%, Maturing August 31, 2015	2,422,790
		Pike Electric, Inc.
	910	Term Loan, 2.06%, Maturing July 2, 2012	857,637
	247	Term Loan, 2.06%, Maturing December 10, 2012	232,825
		TXU Texas Competitive Electric Holdings Co., LLC
	992	Term Loan, 3.80%, Maturing October 10, 2014	755,796
	1,459	Term Loan, 3.80%, Maturing October 10, 2014	1,105,406
	3,822	Term Loan, 3.94%, Maturing October 10, 2014	2,911,269
		Vulcan Energy Corp.
	1,084	Term Loan, 5.50%, Maturing September 29, 2015	1,095,238

			$22,533,156

Total Senior Floating-Rate Interests (identified cost $816,170,318)			$784,949,642

Corporate Bonds & Notes — 10.2%

Principal
Amount*
(000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	International Lease Finance Corp., Sr. Notes
400	6.50%, 9/1/14(8)	$412,000
400	6.75%, 9/1/16(8)	411,000
400	7.125%, 9/1/18(8)	411,000

		$1,234,000

Automotive — 0.2%
	Allison Transmission, Inc.
25	11.00%, 11/1/15(8)	$27,000
670	11.25%, 11/1/15(2)(8)	726,950
	American Axle & Manufacturing Holdings, Inc., Sr. Notes
150	9.25%, 1/15/17(8)	160,125
35	7.875%, 3/1/17	32,550
	Commercial Vehicle Group, Inc., Sr. Notes
110	8.00%, 7/1/13	94,050

		$1,040,675

Broadcast Radio and Television — 0.5%
	Clear Channel Communications, Inc., Sr. Notes
1,000	6.25%, 3/15/11	$982,500
	Entravision Communications Corp., Sr. Notes
1,000	8.75%, 8/1/17(8)	1,005,000
	Rainbow National Services, LLC, Sr. Sub. Notes
335	10.375%, 9/1/14(8)	349,238

Principal
Amount*
(000’s omitted)		Security	Value
		XM Satellite Radio Holdings, Inc.
	480	13.00%, 8/1/14(8)	$546,000

			$2,882,738

Building and Development — 0.4%
		Grohe Holding GmbH, Variable Rate
EUR	2,000	3.71%, 1/15/14(9)	$2,293,723

			$2,293,723

Business Equipment and Services — 0.7%
		Brocade Communications Systems, Inc., Sr. Notes
	40	6.625%, 1/15/18(8)	$40,800
	40	6.875%, 1/15/20(8)	41,100
		Education Management, LLC, Sr. Notes
	445	8.75%, 6/1/14	437,212
		Education Management, LLC, Sr. Sub. Notes
	97	10.25%, 6/1/16	99,183
		MediMedia USA, Inc., Sr. Sub. Notes
	180	11.375%, 11/15/14(8)	164,025
		RSC Equipment Rental, Inc., Sr. Notes
	750	10.00%, 7/15/17(8)	821,250
		SunGard Data Systems, Inc., Sr. Notes
	1,380	10.625%, 5/15/15	1,531,800
		Ticketmaster Entertainment, Inc.
	220	10.75%, 8/1/16	235,400
		West Corp.
	280	9.50%, 10/15/14	287,000

			$3,657,770

Cable and Satellite Television — 0.5%
		Virgin Media Finance PLC, Sr. Notes
	2,500	6.50%, 1/15/18	$2,612,500

			$2,612,500

Chemicals and Plastics — 0.2%
		CII Carbon, LLC
	195	11.125%, 11/15/15(8)	$200,363
		INEOS Group Holdings PLC, Sr. Sub. Notes
	345	8.50%, 2/15/16(8)	275,137
		Reichhold Industries, Inc., Sr. Notes
	325	9.00%, 8/15/14(8)	277,875
		Wellman Holdings, Inc., Sr. Sub. Notes
	158	5.00%, 1/29/19(2)(6)	46,797

			$800,172

Conglomerates — 0.0%(10)
		RBS Global & Rexnord Corp.
	175	11.75%, 8/1/16	$188,125

			$188,125

Containers and Glass Products — 0.3%
		Berry Plastics Corp., Sr. Notes, Variable Rate
	1,000	5.276%, 2/15/15	$940,000
		Intertape Polymer US, Inc., Sr. Sub. Notes
	865	8.50%, 8/1/14	735,250

			$1,675,250

Principal
Amount*
(000’s omitted)	Security	Value
Cosmetics/Toiletries — 0.3%
	Revlon Consumer Products Corp.
1,420	9.75%, 11/15/15(8)	$1,482,125

		$1,482,125

Electronics/Electrical — 0.2%
	Amkor Technologies, Inc., Sr. Notes
140	9.25%, 6/1/16	$148,750
	NXP BV/NXP Funding, LLC, Variable Rate
875	3.276%, 10/15/13	821,406

		$970,156

Equipment Leasing — 0.0%(10)
	Hertz Corp.
60	8.875%, 1/1/14	$61,950
95	10.50%, 1/1/16	101,650

		$163,600

Financial Intermediaries — 0.7%
	First Data Corp., Sr. Notes
975	8.875%, 8/15/20(8)	$982,312
	Ford Motor Credit Co., Sr. Notes
2,250	12.00%, 5/15/15	2,661,543
260	8.00%, 12/15/16	282,793

		$3,926,648

Food Products — 0.2%
	Smithfield Foods, Inc., Sr. Notes
1,000	10.00%, 7/15/14(8)	$1,121,250

		$1,121,250

Food Service — 0.2%
	NPC International, Inc., Sr. Sub. Notes
280	9.50%, 5/1/14	$284,200
	U.S. Foodservice, Inc., Sr. Notes
940	10.25%, 6/30/15(8)	949,400

		$1,233,600

Food/Drug Retailers — 0.1%
	General Nutrition Center, Sr. Notes, Variable Rate
245	5.75%, 3/15/14(2)	$235,506
	General Nutrition Center, Sr. Sub. Notes
430	10.75%, 3/15/15	441,825

		$677,331

Forest Products — 0.0%(10)
	Verso Paper Holdings, LLC/Verso Paper, Inc.
255	11.375%, 8/1/16	$205,275

		$205,275

Health Care — 0.8%
	Accellent, Inc.
320	10.50%, 12/1/13	$320,800
	Accellent, Inc., Sr. Notes
180	8.375%, 2/1/17	180,000
	Biomet, Inc.
125	10.375%, 10/15/17(2)	136,563
600	11.625%, 10/15/17	663,000
	DJO Finance, LLC/DJO Finance Corp.
240	10.875%, 11/15/14(8)	258,300

Principal
Amount*
(000’s omitted)	Security	Value
	HCA, Inc.
145	9.25%, 11/15/16	$155,875
	National Mentor Holdings, Inc.
330	11.25%, 7/1/14	328,763
	Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13	224,125
	US Oncology, Inc.
1,915	10.75%, 8/15/14	1,986,812

		$4,254,238

Industrial Equipment — 0.4%
	CEVA Group PLC, Sr. Notes
205	11.50%, 4/1/18(8)	$214,738
	Chart Industries, Inc., Sr. Sub. Notes
215	9.125%, 10/15/15	216,075
	ESCO Corp., Sr. Notes
660	8.625%, 12/15/13(8)	677,325
	Terex Corp., Sr. Notes
1,000	10.875%, 6/1/16	1,110,000

		$2,218,138

Insurance — 0.1%
	Alliant Holdings I, Inc.
115	11.00%, 5/1/15(8)	$118,594
	HUB International Holdings, Inc., Sr. Notes
140	9.00%, 12/15/14(8)	134,575
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
115	4.251%, 11/15/14(8)	98,037

		$351,206

Leisure Goods/Activities/Movies — 0.3%
	AMC Entertainment, Inc.
760	11.00%, 2/1/16	$807,500
	AMC Entertainment, Inc., Sr. Notes
85	8.75%, 6/1/19	88,187
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
220	12.50%, 12/31/49(6)(7)(8)	0
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	0.00%, 12/31/49(6)(7)(8)	0
	Marquee Holdings, Inc., Sr. Disc. Notes
390	12.00%, 8/15/14	321,750
	MU Finance PLC, Sr. Notes
165	8.375%, 2/1/17(8)	160,050
	Royal Caribbean Cruises, Sr. Notes
105	7.00%, 6/15/13	107,756
40	6.875%, 12/1/13	40,950
25	7.25%, 6/15/16	25,313
50	7.25%, 3/15/18	50,000

		$1,601,506

Lodging and Casinos — 0.7%
	Buffalo Thunder Development Authority
535	9.375%, 12/15/49(7)(8)	$136,425
	CCM Merger, Inc.
105	8.00%, 8/1/13(8)	96,075
	Chukchansi EDA, Sr. Notes, Variable Rate
310	4.123%, 11/15/12(8)	178,250
	Fontainebleau Las Vegas Casino, LLC
525	10.25%, 6/15/15(7)(8)	3,990

Principal
Amount*
(000’s omitted)	Security	Value
	Harrah’s Operating Co., Inc., Sr. Notes
1,000	11.25%, 6/1/17	$1,075,000
	Inn of the Mountain Gods, Sr. Notes
565	12.00%, 11/15/49(7)	250,012
	Majestic HoldCo, LLC
150	12.50%, 10/15/11(7)(8)	3,188
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
165	8.00%, 4/1/12	127,875
240	7.125%, 8/15/14	139,200
260	6.875%, 2/15/15	148,200
	Peninsula Gaming, LLC
1,000	10.75%, 8/15/17(8)	1,055,000
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
70	7.50%, 6/15/15	68,075
	San Pasqual Casino
125	8.00%, 9/15/13(8)	122,500
	Seminole Hard Rock Entertainment, Variable Rate
195	3.037%, 3/15/14(8)	171,112
	Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15(8)	310,069
	Waterford Gaming, LLC, Sr. Notes
275	8.625%, 9/15/14(6)(8)	219,505

		$4,104,476

Nonferrous Metals/Minerals — 0.2%
	FMG Finance PTY, Ltd.
785	10.625%, 9/1/16(8)	$913,544
	Teck Resources, Ltd., Sr. Notes
335	10.75%, 5/15/19	416,859

		$1,330,403

Oil and Gas — 0.7%
	Antero Resources Finance., Sr. Notes
40	9.375%, 12/1/17(8)	$41,500
	Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
1,000	8.25%, 12/15/17(8)	1,038,750
335	8.50%, 12/15/19(8)	349,656
	Compton Petroleum Finance Corp.
410	7.625%, 12/1/13	356,700
	Denbury Resources, Inc., Sr. Sub. Notes
55	7.50%, 12/15/15	56,925
	El Paso Corp., Sr. Notes
245	9.625%, 5/15/12	264,518
	Forbes Energy Services, Sr. Notes
325	11.00%, 2/15/15	298,188
	McJunkin Red Man Corp., Sr. Notes
1,000	9.50%, 12/15/16(8)	887,500
	OPTI Canada, Inc., Sr. Notes
110	7.875%, 12/15/14	85,250
195	8.25%, 12/15/14	153,075
	Petroleum Development Corp., Sr. Notes
135	12.00%, 2/15/18	145,800
	Petroplus Finance, Ltd.
160	7.00%, 5/1/17(8)	136,800
	Quicksilver Resources, Inc., Sr. Notes
135	11.75%, 1/1/16	155,925
	SESI, LLC, Sr. Notes
65	6.875%, 6/1/14	65,650

		$4,036,237

Principal
Amount*
(000’s omitted)	Security	Value
Publishing — 0.5%
	Laureate Education, Inc.
1,100	10.00%, 8/15/15(8)	$1,124,750
1,312	10.25%, 8/15/15(2)(8)	1,344,798
	Nielsen Finance, LLC
450	10.00%, 8/1/14	474,750
80	12.50%, (0.00% until 8/1/11) 8/1/16	79,700

		$3,023,998

Rail Industries — 0.3%
	American Railcar Industry, Sr. Notes
195	7.50%, 3/1/14	$194,269
	Kansas City Southern Mexico, Sr. Notes
315	7.625%, 12/1/13	326,025
100	7.375%, 6/1/14	103,250
220	8.00%, 6/1/15	235,950
500	8.00%, 2/1/18(8)	533,750

		$1,393,244

Retailers (Except Food and Drug) — 0.6%
	Amscan Holdings, Inc., Sr. Sub. Notes
455	8.75%, 5/1/14	$456,137
	Neiman Marcus Group, Inc.
718	9.00%, 10/15/15	730,605
	Sally Holdings, LLC, Sr. Notes
670	9.25%, 11/15/14	706,850
510	10.50%, 11/15/16	555,900
	Toys “R” Us
1,000	10.75%, 7/15/17	1,132,500

		$3,581,992

Steel — 0.0%(10)
	RathGibson, Inc., Sr. Notes
495	11.25%, 2/15/14(7)	$7,796

		$7,796

Surface Transport — 0.0%(10)
	Teekay Corp., Sr. Notes
70	8.50%, 1/15/20	$75,075

		$75,075

Telecommunications — 0.8%
	Avaya, Inc., Sr. Notes
1,000	9.75%, 11/1/15	$952,500
	Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes
500	12.00%, 12/1/15(8)	503,760
	Intelsat Bermuda, Ltd.
900	11.25%, 6/15/16	973,125
	NII Capital Corp.
335	10.00%, 8/15/16	377,294
	Qwest Corp., Sr. Notes, Variable Rate
1,025	3.787%, 6/15/13	1,055,750
	Telesat Canada/Telesat, LLC, Sr. Notes
590	11.00%, 11/1/15	671,125

		$4,533,554

Principal
Amount*
(000’s omitted)	Security	Value
Utilities — 0.1%
	NGC Corp.
430	7.625%, 10/15/26	$238,650
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	19,750

		$258,400

Total Corporate Bonds & Notes (identified cost $59,279,867)		$56,935,201

Asset-Backed Securities — 0.6%

Principal
Amount
(000’s omitted)	Security	Value
$558	Alzette European CLO SA, Series 2004-1A, Class E2, 7.037%, 12/15/20(2)(11)	$294,701
589	Avalon Capital Ltd. 3, Series 1A, Class D, 2.279%, 2/24/19(8)(11)	343,440
753	Babson Ltd., Series 2005-1A, Class C1, 2.476%, 4/15/19(8)(11)	399,067
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.576%, 1/15/19(8)(11)	361,019
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.036%, 3/8/17(11)	627,897
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.275%, 7/17/19(11)	423,881
789	Comstock Funding Ltd., Series 2006-1A, Class D, 4.549%, 5/30/20(2)(8)(11)	493,356
1,000	First CLO Ltd., Series 2004-1A1, Class C, 2.793%, 7/27/16(8)(11)	537,601

Total Asset-Backed Securities (identified cost $6,226,803)		$3,480,962

Common Stocks — 1.2%

Shares	Security	Value
Automotive — 0.2%
20,780	Dayco Products, LLC(12)(13)	$828,602
35,798	Hayes Lemmerz International, Inc.(6)(12)(13)	216,220

		$1,044,822

Building and Development — 0.0%(10)
280	Panolam Holdings Co.(6)(12)(14)	$163,453
569	United Subcontractors, Inc.(6)(12)(13)	55,756

		$219,209

Chemicals and Plastics — 0.0%
146	Wellman Holdings, Inc.(6)(12)(13)	$0

		$0

Diversified Manufacturing — 0.0%(10)
357,266	MEGA Brands, Inc.(12)	$150,873

		$150,873

Food Service — 0.0%(10)
25,547	Buffets, Inc.(12)	$105,381

		$105,381

Lodging and Casinos — 0.1%
83	Greektown Superholdings, Inc.(12)	$7,346
37,016	Tropicana Entertainment, Inc.(12)(13)	518,224

		$525,570

Shares	Security	Value
Nonferrous Metals/Minerals — 0.0%(10)
701	Euramax International, Inc.(12)(13)	$219,125

		$219,125

Oil and Gas — 0.0%(10)
1,565	SemGroup Corp.(12)	$31,300

		$31,300

Publishing — 0.7%
498	Dex One Corp.(12)	$4,243
4,429	Ion Media Networks, Inc.(6)(12)(13)	1,279,892
29,104	MediaNews Group, Inc.(12)(13)	523,873
85,127	Reader’s Digest Association, Inc. (The)(12)(13)	1,830,231
2,290	Source Interlink Companies, Inc.(6)(12)(13)	13,946
10,855	SuperMedia, Inc.(12)	98,129

		$3,750,314

Radio and Television — 0.1%
355	New Young Broadcasting Holding Co., Inc.(6)(12)(13)	$610,082

		$610,082

Steel — 0.1%
13,108	KNIA Holdings, Inc.(6)(12)(13)	$61,868
22,100	RathGibson Acquisition Co., LLC(6)(12)	257,244

		$319,112

Total Common Stocks (identified cost $6,246,325)		$6,975,788

Convertible Preferred Stocks — 0.0%(10)

Shares	Security	Value
Wireless Telecommunication Services — 0.0%(10)
479	Crown Castle International Corp.(2)	$28,441

Total Convertible Preferred Stocks (identified cost $22,752)		$28,441

Closed-End Investment Companies — 1.2%

Shares	Security	Value
2,933	First Trust/Four Corners Senior Floating Rate Income Fund	$39,918
345,089	First Trust/Four Corners Senior Floating Rate Income Fund II	4,582,782
173,333	LMP Corporate Loan Fund, Inc.	1,929,196

Total Closed-End Investment Companies (identified cost $8,811,742)		$6,551,896

Warrants — 0.0%(10)

Shares	Security	Value
Oil and Gas — 0.0%(10)
1,647	SemGroup Corp., Expires 11/30/14(12)	$5,971

		$5,971

Shares	Security	Value
Publishing — 0.0%
1,609	Reader’s Digest Association, Inc. (The), Expires 2/19/14(6)(12)(13)	$0

		$0

Radio and Television — 0.0%(10)
4	New Young Broadcasting Holding Co., Inc., Expires 12/24/24(6)(12)(13)	$6,874

		$6,874

Total Warrants (identified cost $6,891)		$12,845

Miscellaneous — 0.0%

Shares	Security	Value
Oil and Gas — 0.0%
605,000	SemGroup Corp., Escrow Certificate(6)(12)	$0
115,000	VeraSun Energy Corp., Escrow Certificate(5)(6)(12)	0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 3.4%

Interest/
Principal
Amount
(000’s Omitted)	Description	Value
$17,073	Eaton Vance Cash Reserves Fund, LLC, 0.26%(15)	$17,073,084
1,924	State Street Bank and Trust Euro Time Deposit, 0.01%, 9/1/10	1,924,494

Total Short-Term Investments (identified cost $18,997,578)		$18,997,578

Total Investments — 157.4% (identified cost $915,762,276)		$877,932,353

Less Unfunded Loan Commitments — 0.0%(10)		$(251,696)

Net Investments — 157.4% (identified cost $915,510,580)		$877,680,657

Other Assets, Less Liabilities — (43.0)%		$(240,041,421)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.4)%		$(80,032,992)

Net Assets Applicable to Common Shares — 100.0%		$557,606,244

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor In Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)	This Senior Loan will settle after August 31, 2010, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(5)	Defaulted matured security.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Currently the issuer is in default with respect to interest payments.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2010, the aggregate value of these securities is $23,370,974 or 4.2% of the Trust’s net assets applicable to common shares.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2010.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Restricted security.

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2010 was $7,813.

A summary of open financial instruments at August 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Appreciation
9/30/10	British Pound Sterling 11,555,563	United States Dollar 17,931,922	$213,164
9/30/10	Euro 24,575,840	United States Dollar 31,233,926	91,258

			$304,422

At August 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust may enter into forward foreign currency exchange contracts. The Trust may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At August 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $304,422.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$916,448,195

Gross unrealized appreciation	$10,394,167
Gross unrealized depreciation	(49,161,705)

Net unrealized depreciation	$(38,767,538)

Restricted Securities

At August 31, 2010, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$163,453

Total Restricted Securities			$153,860	$163,453

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$783,246,498	$1,451,448	$784,697,946
Corporate Bonds & Notes	—	56,668,899	266,302	56,935,201
Asset-Backed Securities	—	3,480,962	—	3,480,962
Common Stocks	284,545	4,032,782	2,658,461	6,975,788
Convertible Preferred Stocks	—	28,441	—	28,441
Closed-End Investment Companies	6,551,896	—	—	6,551,896
Warrants	—	5,971	6,874	12,845
Miscellaneous	—	—	0	0
Short-Term Investments	—	18,997,578	—	18,997,578

Total Investments	$6,836,441	$866,461,131	$4,383,085	$877,680,657

Forward Foreign Currency Exchange Contracts	$—	$304,422	$—	$304,422

Total	$6,836,441	$866,765,553	$4,383,085	$877,985,079

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in		Investments in
	Senior	Investments in	Common Stocks,
	Floating-Rate	Corporate	Warrants and
	Interests	Bonds & Notes	Miscellaneous	Total
Balance as of May 31, 2010	$1,057,240	$427,089	$1,793,084	$3,277,413
Realized gains (losses)	—	457	—	457
Change in net unrealized appreciation (depreciation)	(239,431)	(25,909)	222,983	(42,357)
Net purchases (sales)	—	(14,614)	734,242	719,628
Accrued discount (premium)	3,639	554	—	4,193
Net transfers to (from) Level 3*	630,000	(121,275)	(84,974)	423,751

Balance as of August 31, 2010	$1,451,448	$266,302	$2,665,335	$4,383,085

Change in net unrealized appreciation (depreciation) on investments still held as of August 31, 2010	$(239,431)	$(28,011)	$222,983	$(44,459)

*	Transfers are reflected at the value of the securities at the beginning of the period.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	October 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	October 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	October 25, 2010